COMMITMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 22. COMMITMENT

A. Operating lease

The Company leases vehicle, factory and office premises under various non-cancelable operating lease agreements, with an option to renew the lease. The rental expense for the six months ended June 30, 2019 and 2018 was $3,740,742 and $634,782, respectively. All leases are on a fixed repayment basis. None of the leases include contingent rentals. Minimum future commitments under these agreements as of June 30, 2019 are as follows:

Lease Commitment
(unaudited)
Six months ending December 31,
2019	$449,326
Year ending December 31,
2020	655,983
2021	101,746
2022	37,820
2023	37,820
2024	37,820
Thereafter	678,332
Total	$1,998,847

B. Capital commitments

As of June 30, 2019, the Company’s capital commitments contracted but not yet reflected in the consolidated financial statements amounted to $6,134,890, which mainly related to the construction for new factory and office building. It will be financed by the Company’s cash flow generate by operating activities.

The Company has no significant pending litigation as of June 30, 2019.

A. Operating lease

The Company leases vehicle, factory and office premises under various non-cancelable operating lease agreements, with an option to renew the lease. The rental expense for the years ended December 31, 2018 and 2017 was $1,249,332 and $693,645, respectively. All leases are on a fixed repayment basis. None of the leases include contingent rentals. Minimum future commitments under these agreements as of December 31, 2018 are as follows:

Lease Commitment

Year ending December 31,
2019	$890,230
2020	657,083
2021	101,917
2022	37,883
2023	37,883
Thereafter	717,353
Total	$2,442,349

B. Capital commitments

As of December 31, 2018, the Companys capital commitments contracted but not yet reflected in the consolidated financial statements amounted to $2,104,857, which mainly related to the construction for new factory and office building. It will be financed by the Companys cash flow generate by operating activities.

The Company has no significant pending litigation as of December 31, 2018.